Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	25-1843385
Plan number	002
Participant loans	$ 17,838
Total Current Value	$ 2,335,446
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.25%
Investment, Identifier [Axis]: American Beacon | Small Cap Value Fund Class R5
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,616
Investment, Identifier [Axis]: Eaton Vance | Income Fund of Boston Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,991
Investment, Identifier [Axis]: Fidelity | Brokerage Link
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	98,720
Investment, Identifier [Axis]: Fidelity | Diversified International Commingled Pool Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	60,044
Investment, Identifier [Axis]: Fidelity | Fidelity Freedom Blend 2010 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,794
Investment, Identifier [Axis]: Fidelity | Fidelity Freedom Blend 2015 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,041
Investment, Identifier [Axis]: Fidelity | Fidelity Freedom Blend 2020 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	51,200
Investment, Identifier [Axis]: Fidelity | Fidelity Freedom Blend 2025 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	104,995
Investment, Identifier [Axis]: Fidelity | Fidelity Freedom Blend 2030 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	151,811
Investment, Identifier [Axis]: Fidelity | Fidelity Freedom Blend 2035 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	128,464
Investment, Identifier [Axis]: Fidelity | Fidelity Freedom Blend 2040 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	107,869
Investment, Identifier [Axis]: Fidelity | Fidelity Freedom Blend 2045 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	72,697
Investment, Identifier [Axis]: Fidelity | Fidelity Freedom Blend 2050 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	65,901
Investment, Identifier [Axis]: Fidelity | Fidelity Freedom Blend 2055 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	45,982
Investment, Identifier [Axis]: Fidelity | Fidelity Freedom Blend 2060 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,269
Investment, Identifier [Axis]: Fidelity | Fidelity Freedom Blend 2065 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,637
Investment, Identifier [Axis]: Fidelity | Fidelity Freedom Blend Retirement Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,261
Investment, Identifier [Axis]: Fidelity | Fidelity Growth Company Commingled Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	383,162
Investment, Identifier [Axis]: Fidelity | Inflation-Protected Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,401
Investment, Identifier [Axis]: Fidelity | Managed Income Portfolio Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,883
Investment, Identifier [Axis]: Fidelity | Mid-Cap Stock Commingled Pool Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	46,473
Investment, Identifier [Axis]: Fidelity | Money Market Government Portfolio – Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	83,424
Investment, Identifier [Axis]: Fidelity | U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	53,804
Investment, Identifier [Axis]: Fidelity | Value Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	46,252
Investment, Identifier [Axis]: Geode Capital Management Trust Company | Spartan 500 Index Pool Class E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	394,921
Investment, Identifier [Axis]: Geode Capital Management Trust Company | Spartan Extended Market Index Pool Class E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	44,951
Investment, Identifier [Axis]: Geode Capital Management Trust Company | Spartan Global ex US Index Pool Class E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	23,502
Investment, Identifier [Axis]: Geode Capital Management Trust Company | Spartan Small Cap Index Pool Class E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,403
Investment, Identifier [Axis]: Invesco | Growth and Income R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	46,476
Investment, Identifier [Axis]: Janus Henderson | Triton Fund Class N
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,025
Investment, Identifier [Axis]: Loomis Sayles | Core Plus Fixed Income Trust Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	40,802
Investment, Identifier [Axis]: Morley | Morley Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,680
Investment, Identifier [Axis]: Pimco | Pimco RAE Emerging Markets Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,110
Investment, Identifier [Axis]: Teledyne Technologies Incorporated | Common Stock Fund, 184,106 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 94,047